Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 29, 2011
Registrant Name	dei_EntityRegistrantName	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	dei_EntityCentralIndexKey	0000804239
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011

SIMT Multi-Strategy Alternative Fund (Prospectus Summary) | SIMT Multi-Strategy Alternative Fund
Multi-Strategy Alternative Fund
Supplement Dated April 29, 2011
to the Class A Shares Prospectus Dated January 31, 2011

This Supplement sets forth corrections to the following information in the Class
A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes.

Change in the Fund Summary for the Multi-Strategy Alternative Fund (the "Fund")

The sub-sections entitled "Annual Fund Operating Expenses" and "Example," in the
"Fees and Expenses" section of the Fund Summary for the Fund are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SIMT Multi-Strategy Alternative Fund Class A
Management Fees		1.50%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.69%
Acquired Fund Fees and Expenses (AFFE)	[2]	1.47%
Total Annual Fund Operating Expenses		3.66%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Because the Fund is expected to incur AFFE during the current fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds. AFFE is based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
SIMT Multi-Strategy Alternative Fund Class A	368	1,120

There are no other changes in the Fund Summary for the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
SIMT Multi-Strategy Alternative Fund (Prospectus Summary) | SIMT Multi-Strategy Alternative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Multi-Strategy Alternative Fund
Risk/Return, Supplement Text Block	ck0000804239_SupplementTextBlock
Supplement Dated April 29, 2011
to the Class A Shares Prospectus Dated January 31, 2011

This Supplement sets forth corrections to the following information in the Class
A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes.

Change in the Fund Summary for the Multi-Strategy Alternative Fund (the "Fund")

The sub-sections entitled "Annual Fund Operating Expenses" and "Example," in the
"Fees and Expenses" section of the Fund Summary for the Fund are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because the Fund is expected to incur AFFE during the current fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds. AFFE is based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, Footnotes	rr_ExpenseExampleFootnotesTextBlock
There are no other changes in the Fund Summary for the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SIMT Multi-Strategy Alternative Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	1.47%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	368
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,120

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Because the Fund is expected to incur AFFE during the current fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds. AFFE is based on estimated amounts for the current fiscal year.